Costs and Estimated Earnings on Uncompleted Contracts (Detail) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Contractors [Abstract]
Cost incurred on uncompleted contracts	$ 658,553	$ 663,335
Estimated earnings	213,142	246,616
Cost incurred and estimated earnings on uncompleted contracts	871,695	909,951
Less: Billing to date	842,232	872,141
Total	29,463	37,810
Included in accompanying balance sheets under the following captions:
Costs and estimated earnings in excess of billings on uncompleted contracts	48,623	54,384
Long-term retainage		87
Billings in excess of costs and estimated earnings on uncompleted contracts	(19,160)	(16,661)
Total	$ 29,463	$ 37,810